CONVERTIBLE LOANS (2008 Convertible Loan Agreement) (Details) (USD $)	6 Months Ended	12 Months Ended			1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 30, 2008 2008 Convertible Loan [Member]	Apr. 30, 2008 2008 Convertible Loan [Member] Completion Of General Financing Agreement [Member]	Apr. 30, 2008 2008 Convertible Loan [Member] Completion of Initial Public Offering [Member]
Debt Instrument [Line Items]
Original aggregate principal amount					$ 720,000
Loan interest rate					10.00%
Proceeds from issuance of convertible loan			1,073,000		720,000
Debt conversion price						$ 5.92	$ 5.92
Amount of financing event						1,000,000
Conversion, price discount						30.00%	20.00%
Beneficial conversion feature					308,000
Redemption of beneficial conversion feature of convertible loan				$ 308,000	$ 308,000